Outstanding Loans and Leases - Credit Card and Other Consumer - Renegotiated TDRs Entered into During the Period by Program Type (Details) (Credit card and other consumer, USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 426	$ 522	$ 728
Period for payment default after modification	12 months
Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	19	38	113
Percent expected to be in payment default within 12 months after modification	12.00%
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	5	12	35
Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value		8	9
United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	301	329	400
Percent expected to be in payment default within 12 months after modification	14.00%
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	56	61	203
Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	106	147	206
Percent expected to be in payment default within 12 months after modification	81.00%
Trouble debt restructurings entered payment default that were modified during the preceding twelve months	200	236	298
Internal Programs
Financing Receivable, Modifications [Line Items]
Carrying Value	206	231	331
Internal Programs | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	4	15	36
Internal Programs | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value		8	9
Internal Programs | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	196	192	248
Internal Programs | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	6	16	38
External Programs
Financing Receivable, Modifications [Line Items]
Carrying Value	113	154	185
External Programs | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	2	8	19
External Programs | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value		0	0
External Programs | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	105	137	152
External Programs | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	6	9	14
Other
Financing Receivable, Modifications [Line Items]
Carrying Value	107	137	212
Other | Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Carrying Value	13	15	58
Other | Other consumer
Financing Receivable, Modifications [Line Items]
Carrying Value		0	0
Other | United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	0	0	0
Other | Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 94	$ 122	$ 154